Guarantees,Commitments,And Contingencies (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of Companys purchase obligations of future period [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next three years as follows:

2022	$243,737
2023	2,904
2024	125